UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1. Report to Stockholders.

(a)

Bushido Capital US Equity ETF Ticker: SMRI Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://bushidoetf.com/smri/

This annual shareholder report contains important information about the Bushido Capital US Equity ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at https://bushidoetf.com/smri/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$74	0.71%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/13/2023)
Bushido Capital US Equity ETF - NAV	9.78%	15.76%
Solactive GBS United States 1000 Index	16.15%	21.59%
S&P 500 Value Index	5.59%	13.73%
The S&P 500 Value Index is provided as a measure of the Fund’s investment strategy and universe.
The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://bushidoetf.com/smri/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the period, the Fund returned 9.78%. After leading the S&P 500 Value Index through the end of the 1st quarter, the Fund ended the fiscal year underperforming its benchmark, the Solactive GBS US 1000 Index, on the back of a difficult earnings reporting season which negatively impacted July’s performance. The Fund’s absolute returns benefited from overall strength in the U.S. equity market, and the Fund’s continued adherence to a disciplined, systematic investment process, anchored by valuation analysis.
During the period, the Fund’s portfolio-maintained exposure to cheaper companies as shown in forward price-to-earnings ratios, price-to-sales ratios, and price to free-cash-flow ratios that have been consistently lower than both the broader market and the S&P 500 Value Index. U.S. equity market performance from the April lows has been led by more speculative areas of the market, contributing to the Fund’s underperformance. Our overweight to the Health Care sector was a drag on performance, particularly during the month of July.
Annual Shareholder Report: July 31, 2025

Bushido Capital US Equity ETF Ticker: SMRI Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://bushidoetf.com/smri/

KEY FUND STATISTICS (as of Period End)
Net Assets	$430,893,790	Portfolio Turnover Rate*	125%
# of Portfolio Holdings	51	Advisory Fees Paid	$2,852,192
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	25.4%
Energy	22.6%
Consumer Discretionary	19.9%
Information Technology	17.9%
Financials	5.9%
Communication Services	4.0%
Utilities	2.2%
Materials	2.0%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Las Vegas Sands Corp.	2.5%
Tapestry, Inc.	2.5%
NIKE, Inc. - Class B	2.2%
NRG Energy, Inc.	2.2%
Incyte Corp.	2.2%
Expedia Group, Inc.	2.2%
PulteGroup, Inc	2.2%
Diamondback Energy, Inc.	2.1%
Amgen, Inc.	2.1%
ConocoPhillips	2.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bushidoetf.com/smri/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: July 31, 2025

Bushido Capital US SMID Cap Equity ETF Ticker: RNIN Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://bushidoetf.com/rnin/

This annual shareholder report contains important information about the Bushido Capital US SMID Cap Equity ETF (the “Fund”) for the period of May 14, 2025 to July 31, 2025 (the “Period”). You can find additional information about the Fund at https://bushidoetf.com/rnin/. You can also request this information by contacting us at (215) 330-4476..

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.67%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE ANNUAL TOTAL RETURNS
Since Inception (5/14/2025)
Bushido Capital US SMID Cap Equity ETF - NAV	4.09%
Solactive GBS United States 1000 Index	7.80%
Solactive GFS United States 2500 Value Style MV Index	4.07%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://bushidoetf.com/rnin/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
From inception of 5/14/25 through 7/31/25, the Fund returned 4.09% (NAV) versus 7.80% for the Solactive GBS United States 1000 Index. The Fund benefited from an overall rising U.S. equity market and specifically in the small to medium sized company market segment.

During the period, the Fund was overweight the Energy sector and underweight the Financials sector relative to the Solactive 2500 Value Style MV Index. During the period, several individual companies within the Energy sector offered compelling value, in the PM’s opinion. The Fund principally invests in the Financials sector on a more opportunistically basis and will regularly exhibit a relative underweighting compared to the benchmark’s weighting in the sector. During the period, the Fund’s equity positions in the Energy sector led performance. Holdings in the Health Care sector were some of the largest detractors to performance during the period, as earnings disappointments occurred within the health insurance, pharmaceuticals and related areas during the period in question.

Annual Shareholder Report: July 31, 2025

Bushido Capital US SMID Cap Equity ETF Ticker: RNIN Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://bushidoetf.com/rnin/

KEY FUND STATISTICS (as of Period End)
Net Assets	$104,922,356	Portfolio Turnover Rate*	29%
# of Portfolio Holdings	115	Advisory Fees Paid	$140,443
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	41.9%
Small Cap ETFs	36.6%
Mid-Cap ETFs	20.7%
Micro Cap ETFs	0.5%
Short Term Investments	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Small-Cap Value ETF	15.8%
Vanguard Mid-Cap Value ETF	10.5%
Vanguard Mid-Cap ETF	8.1%
Vanguard Small-Cap ETF	7.9%
iShares S&P Small-Cap 600 Value ETF	6.2%
iShares Russell 2000 ETF	1.9%
iShares Russell 2000 Value ETF	1.5%
Symbotic, Inc.	1.5%
Lennox International, Inc.	1.4%
Markel Group, Inc.	1.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bushidoetf.com/rnin/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: July 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	SMRI		RNIN
	FYE 7/31/2025	FYE 7/31/2024	FYE 7/31/2025
(a) Audit Fees	$8,750	$7,250	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A
(c) Tax Fees	$2,250	$1,750	$1,750
(d) All Other Fees	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments
(a)

The accompanying notes are an integral part of these financial statements.

1

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 4.0%
Advertising - 2.0%
Omnicom Group, Inc.	120,934	$8,713,295

Broadcasting - 2.0%
Fox Corp. - Class A	155,098	8,648,264
Total Communication Services		17,361,559

Consumer Discretionary - 19.9%
Apparel, Accessories & Luxury Goods - 2.5%
Tapestry, Inc.	99,275	10,724,678

Automotive Parts & Equipment - 2.0%
Aptiv PLC (a)	127,604	8,758,739

Casinos & Gaming - 2.5%
Las Vegas Sands Corp.	205,697	10,778,523

Footwear - 4.6%
Deckers Outdoor Corp. (a)	85,493	9,076,792
NIKE, Inc. - Class B	142,098	10,613,299
		19,690,091
Homebuilding - 2.2%
PulteGroup, Inc.	82,137	9,274,910

Hotels, Resorts & Cruise Lines - 6.1%
Airbnb, Inc. - Class A (a)	65,733	8,703,707
Booking Holdings, Inc.	1,542	8,487,260
Expedia Group, Inc.	51,557	9,291,603
		26,482,570
Total Consumer Discretionary		85,709,511

Energy - 22.6%
Integrated Oil & Gas - 4.2%
Chevron Corp.	60,379	9,155,872
Exxon Mobil Corp.	79,999	8,931,088
		18,086,960
Oil & Gas Equipment & Services - 2.0%
Schlumberger NV	258,858	8,749,400

Oil & Gas Exploration & Production - 10.2%
ConocoPhillips	96,668	9,216,327
Coterra Energy, Inc.	323,598	7,892,555

The accompanying notes are an integral part of these financial statements.

1

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 10.2% (Continued)
Devon Energy Corp.	268,372	$8,915,318
Diamondback Energy, Inc.	62,300	9,261,518
EOG Resources, Inc.	72,013	8,643,001
		43,928,719
Oil & Gas Refining & Marketing - 6.2%
Marathon Petroleum Corp.	52,418	8,921,019
Phillips 66	72,351	8,941,137
Valero Energy Corp.	63,740	8,752,139
		26,614,295
Total Energy		97,379,374

Financials - 5.9%
Diversified Banks - 2.0%
US Bancorp	194,397	8,740,089

Reinsurance - 2.0%
Everest Group Ltd.	25,448	8,545,438

Transaction & Payment Processing Services - 1.9%
PayPal Holdings, Inc. (a)	118,598	8,154,799
Total Financials		25,440,326

Health Care - 25.4%(b)
Biotechnology - 6.3%
Amgen, Inc.	31,272	9,228,367
Incyte Corp. (a)	125,785	9,420,039
United Therapeutics Corp. (a)	29,967	8,231,935
		26,880,341
Health Care Distributors - 2.0%
McKesson Corp.	12,278	8,515,284

Health Care Facilities - 1.9%
Tenet Healthcare Corp. (a)	51,199	8,257,375

Health Care Services - 1.7%
Cigna Group	27,497	7,352,148

Health Care Supplies - 1.4%
Align Technology, Inc. (a)	47,377	6,112,107

The accompanying notes are an integral part of these financial statements.

2

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Managed Health Care - 8.1%
Centene Corp. (a)	252,098	$6,572,195
Elevance Health, Inc.	23,238	6,578,213
Humana, Inc.	36,565	9,136,496
Molina Healthcare, Inc. (a)	35,420	5,591,755
UnitedHealth Group, Inc.	28,651	7,150,144
		35,028,803
Pharmaceuticals - 4.0%
Merck & Co., Inc.	108,899	8,507,190
Royalty Pharma PLC - Class A	240,682	8,857,097
		17,364,287
Total Health Care		109,510,345

Information Technology - 17.9%
Application Software - 5.9%
Adobe, Inc. (a)	23,708	8,480,114
Docusign, Inc. (a)	114,959	8,695,499
Zoom Communications, Inc. - Class A (a)	111,964	8,290,934
		25,466,547
Electronic Manufacturing Services - 2.1%
Jabil, Inc.	41,081	9,168,047

Internet Services & Infrastructure - 2.0%
Akamai Technologies, Inc. (a)	111,943	8,542,370

IT Consulting & Other Services - 1.9%
Cognizant Technology Solutions Corp. - Class A	112,206	8,051,903

Semiconductors - 4.0%
ON Semiconductor Corp. (a)	159,833	9,008,188
QUALCOMM, Inc.	55,846	8,195,959
		17,204,147
Technology Hardware, Storage & Peripherals - 2.0%
NetApp, Inc.	82,273	8,567,088
Total Information Technology		77,000,102

Materials - 2.0%
Paper & Plastic Packaging Products & Materials - 2.0%
Amcor PLC	948,021	8,863,997

Utilities - 2.2%
Electric Utilities - 2.2%
NRG Energy, Inc.	56,876	9,509,667
TOTAL COMMON STOCKS (Cost $433,621,541)		430,774,881

The accompanying notes are an integral part of these financial statements.

3

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.23% (c)	274,662	$274,662
TOTAL SHORT-TERM INVESTMENTS (Cost $274,662)		274,662

TOTAL INVESTMENTS - 100.0% (Cost $433,896,203)		$431,049,543
Liabilities in Excess of Other Assets - (0.0)% (d)		(155,753)
TOTAL NET ASSETS - 100.0%		$430,893,790

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

4

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

EXCHANGE TRADED FUNDS - 57.8%	Shares	Value
Invesco RAFI US 1500 Small-Mid ETF	1,727	$71,636
iShares Core S&P Mid-Cap ETF	15,562	980,873
iShares Core S&P Small-Cap ETF	9,016	994,284
iShares Micro-Cap ETF	3,789	494,806
iShares Russell 2000 ETF	9,154	2,008,296
iShares Russell 2000 Value ETF	9,869	1,582,889
iShares Russell 2500 ETF	5,934	409,505
iShares Russell Mid-Cap ETF	6,590	617,549
iShares S&P Mid-Cap 400 Value ETF	3,035	378,313
iShares S&P Small-Cap 600 Value ETF	64,080	6,463,109
iShares U.S. Small-Cap Equity Factor ETF	18,226	1,261,239
Pacer US Cash Cows 100 ETF	1,075	59,824
Schwab US Small-Cap ETF	3,819	98,339
Vanguard Mid-Cap ETF	29,569	8,456,438
Vanguard Mid-Cap Growth ETF	592	172,379
Vanguard Mid-Cap Value ETF	65,779	11,007,458
Vanguard S&P Small-Cap 600 Value ETF	6,606	573,467
Vanguard Small-Cap ETF	34,498	8,332,992
Vanguard Small-Cap Value ETF	83,349	16,525,606
VictoryShares Free Cash Flow ETF	3,658	127,115
TOTAL EXCHANGE TRADED FUNDS (Cost $49,982,359)		60,616,117

COMMON STOCKS - 41.9%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Ziff Davis, Inc. (a)	32,492	1,011,151

Consumer Discretionary - 5.4%
Apparel Retail - 1.3%
Abercrombie & Fitch Co. - Class A (a)	12,980	1,246,340
Burlington Stores, Inc. (a)	218	59,505
Ross Stores, Inc.	481	65,676
		1,371,521
Apparel, Accessories & Luxury Goods - 0.3%
PVH Corp.	3,517	258,218

Automotive Retail - 0.0%(b)
AutoZone, Inc. (a)	3	11,305

Distributors - 0.2%
Pool Corp.	644	198,442

The accompanying notes are an integral part of these financial statements.

5

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 41.9% (CONTINUED)	Shares	Value
Footwear - 1.0%
Crocs, Inc. (a)	10,413	$1,038,489

Homebuilding - 2.0%
DR Horton, Inc.	224	31,996
Taylor Morrison Home Corp. (a)	16,911	1,002,484
Toll Brothers, Inc.	9,182	1,086,782
		2,121,262
Hotels, Resorts & Cruise Lines - 0.1%
Choice Hotels International, Inc.	932	119,026
Hyatt Hotels Corp. - Class A	18	2,537
		121,563
Restaurants - 0.1%
Chipotle Mexican Grill, Inc. (a)	1,437	61,618
Yum! Brands, Inc.	498	71,787
		133,405
Specialized Consumer Services - 0.4%
Service Corp. International	4,914	374,987
Total Consumer Discretionary		5,629,192

Consumer Staples - 1.6%
Food Distributors - 0.1%
Sysco Corp.	1,442	114,783

Packaged Foods & Meats - 1.1%
Cal-Maine Foods, Inc.	10,313	1,146,187

Soft Drinks & Non-alcoholic Beverages - 0.4%
Monster Beverage Corp. (a)	6,955	408,606
Total Consumer Staples		1,669,576

Energy - 10.2%
Coal & Consumable Fuels - 1.1%
Core Natural Resources, Inc.	15,195	1,121,543

Oil & Gas Equipment & Services - 2.1%
NOV, Inc.	79,264	997,141
Weatherford International PLC	21,470	1,214,129
		2,211,270
Oil & Gas Exploration & Production - 6.0%
APA Corp.	56,972	1,098,990
California Resources Corp.	22,621	1,089,880
Chord Energy Corp.	10,445	1,152,397

The accompanying notes are an integral part of these financial statements.

6

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 41.9% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 6.0% (Continued)
Civitas Resources, Inc.	35,842	$1,088,163
EOG Resources, Inc.	53	6,361
Gulfport Energy Corp. (a)	5,034	876,570
Permian Resources Corp.	73,848	1,045,688
		6,358,049
Oil & Gas Storage & Transportation - 1.0%
International Seaways, Inc.	26,575	1,060,342
Total Energy		10,751,204

Financials - 6.3%
Consumer Finance - 0.1%
Upstart Holdings, Inc. (a)	477	38,990

Financial Exchanges & Data - 2.7%
CME Group, Inc.	1,447	402,671
FactSet Research Systems, Inc.	841	338,839
Intercontinental Exchange, Inc.	5,179	957,235
Morningstar, Inc.	3,888	1,074,876
		2,773,621
Insurance Brokers - 0.7%
Brown & Brown, Inc.	8,130	742,838
Willis Towers Watson PLC	12	3,790
		746,628
Investment Banking & Brokerage - 0.0%(b)
Raymond James Financial, Inc.	127	21,225

Life & Health Insurance - 0.7%
Oscar Health, Inc. - Class A (a)	53,599	753,066

Property & Casualty Insurance - 1.4%
Markel Group, Inc. (a)	740	1,486,135

Reinsurance - 0.0%(b)
Reinsurance Group of America, Inc.	54	10,393
RenaissanceRe Holdings Ltd.	26	6,337
		16,730
Transaction & Payment Processing Services - 0.7%
Jack Henry & Associates, Inc.	2,134	362,385
PayPal Holdings, Inc. (a)	3,135	215,563
WEX, Inc. (a)	930	157,802
		735,750
Total Financials		6,572,145

The accompanying notes are an integral part of these financial statements.

7

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 41.9% (CONTINUED)	Shares	Value
Health Care - 3.1%
Biotechnology - 0.8%
AbbVie, Inc.	4,278	$808,627

Health Care Equipment - 0.9%
Abbott Laboratories	7,423	936,708
Edwards Lifesciences Corp. (a)	57	4,521
		941,229
Life Sciences Tools & Services - 0.4%
Danaher Corp.	1,703	335,764
Thermo Fisher Scientific, Inc.	209	97,745
Waters Corp. (a)	16	4,620
		438,129
Managed Health Care - 0.0%(b)
Centene Corp. (a)	429	11,184
Elevance Health, Inc.	16	4,529
		15,713
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	9,571	1,097,124
Zoetis, Inc.	34	4,957
		1,102,081
Total Health Care		3,305,779

Industrials - 10.0%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc.	51	14,222
Lockheed Martin Corp.	435	183,126
		197,348
Air Freight & Logistics - 0.0%(b)
Expeditors International of Washington, Inc.	171	19,877

Building Products - 2.4%
Carlisle Cos., Inc.	2,745	973,679
Lennox International, Inc.	2,459	1,497,531
		2,471,210
Cargo Ground Transportation - 1.0%
JB Hunt Transport Services, Inc.	2,133	307,259
Knight-Swift Transportation Holdings, Inc.	5,065	215,263
Landstar System, Inc.	3,804	507,339
		1,029,861
Construction Machinery & Heavy Transportation Equipment - 0.0%(b)
Cummins, Inc.	128	47,055
PACCAR, Inc.	55	5,432
		52,487

The accompanying notes are an integral part of these financial statements.

8

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 41.9% (CONTINUED)	Shares	Value
Data Processing & Outsourced Services - 0.5%
Broadridge Financial Solutions, Inc.	2,235	$553,185

Environmental & Facilities Services - 0.1%
Veralto Corp.	505	52,939

Industrial Machinery & Supplies & Components - 2.5%
Graco, Inc.	6,254	525,211
IDEX Corp.	2,825	461,916
Mueller Water Products, Inc. - Class A	604	14,955
Otis Worldwide Corp.	43	3,685
Pentair PLC	27	2,759
Snap-on, Inc.	47	15,096
Symbotic, Inc. (a)	28,838	1,555,810
		2,579,432
Marine Transportation - 0.7%
Kirby Corp. (a)	4,257	405,735
Matson, Inc.	3,262	348,316
		754,051
Passenger Ground Transportation - 0.9%
Lyft, Inc. - Class A (a)	65,799	925,134

Rail Transportation - 0.0%(b)
CSX Corp.	199	7,072
Norfolk Southern Corp.	13	3,614
		10,686
Research & Consulting Services - 1.7%
CACI International, Inc. - Class A (a)	2,684	1,236,170
FTI Consulting, Inc. (a)	6	998
TransUnion	6,063	577,137
		1,814,305
Trading Companies & Distributors - 0.0%(b)
WW Grainger, Inc.	23	23,909
Total Industrials		10,484,424

Information Technology - 3.6%
Application Software - 3.4%
Clear Secure, Inc. - Class A	38,311	1,126,726
Dropbox, Inc. - Class A (a)	35,547	965,812
Manhattan Associates, Inc. (a)	1,809	397,365
RingCentral, Inc. - Class A (a)	38,338	977,236
Tyler Technologies, Inc. (a)	159	92,945
		3,560,084

The accompanying notes are an integral part of these financial statements.

9

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 41.9% (CONTINUED)	Shares	Value
Technology Distributors - 0.2%
TD SYNNEX Corp.	1,804	$260,480
Total Information Technology		3,820,564

Materials - 0.7%
Commodity Chemicals - 0.0%(b)
LyondellBasell Industries NV - Class A	53	3,070

Fertilizers & Agricultural Chemicals - 0.0%(b)
Scotts Miracle-Gro Co.	61	3,822

Paper & Plastic Packaging Products & Materials - 0.0%(b)
Avery Dennison Corp.	10	1,678

Specialty Chemicals - 0.7%
RPM International, Inc.	5,865	688,610
Total Materials		697,180
TOTAL COMMON STOCKS (Cost $32,402,749)		43,941,215

REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)
Real Estate - 0.0%(b)
Self-Storage REITs - 0.0%(b)
CubeSmart	1,386	53,929
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $56,165)		53,929

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.23% (c)	333,774	333,774
TOTAL SHORT-TERM INVESTMENTS (Cost $333,774)		333,774

TOTAL INVESTMENTS - 100.0% (Cost $82,775,047)		$104,945,035
Liabilities in Excess of Other Assets - (0.0)% (b)		(22,679)
TOTAL NET ASSETS - 100.0%		$104,922,356

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a) Non-income producing security.
(b) Represents less than 0.05% of net assets.
(c) The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

10

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

1

BUSHIDO ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025

	Bushido Capital US Equity ETF	Bushido Capital US SMID Cap Equity ETF
ASSETS:
Investments, at value (See Note 2)	$431,049,543	$104,945,035
Dividends receivable	111,592	28,100
Receivable for fund shares sold	—	260,031
Total assets	431,161,135	105,233,166

LIABILITIES:
Payable to adviser (See Note 3)	267,345	59,100
Payable for investments purchased	—	251,710
Total liabilities	267,345	310,810
NET ASSETS	$430,893,790	$104,922,356

NET ASSETS CONSISTS OF:
Paid-in capital	$459,736,937	$82,797,102
Total distributable earnings	(28,843,147)	22,125,254
Total net assets	$430,893,790	$104,922,356

Net assets	$430,893,790	$104,922,356
Shares issued and outstanding(a)	13,355,000	4,035,000
Net asset value per share	$32.26	$26.00

COST:
Investments, at cost	$433,896,203	$82,775,047

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

BUSHIDO ETFs

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2025

	Bushido Capital US Equity ETF	Bushido Capital US SMID Cap Equity ETF(a)
INVESTMENT INCOME:
Dividend income	$7,066,604	$342,472
Securities lending income (See Note 4)	37	—
Total investment income	7,066,641	342,472

EXPENSES:
Investment advisory fee (See Note 3)	2,852,192	140,443
Total expenses	2,852,192	140,443
NET INVESTMENT INCOME (LOSS)	4,214,449	202,029

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(21,232,210)	(227,837)
In-kind redemptions	83,282,007	11,333,846
Net realized gain (loss)	62,049,797	11,106,009

Net change in unrealized appreciation (depreciation) on:
Investments	(29,216,844)	22,169,988
Net change in unrealized appreciation (depreciation)	(29,216,844)	22,169,988
Net realized and unrealized gain (loss)	32,832,953	33,275,997
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,047,402	$33,478,026

(a)	Inception date of the Fund was May 14, 2025.

The accompanying notes are an integral part of these financial statements.

BUSHIDO ETFs

STATEMENT OF CHANGES IN NET ASSETS

	Bushido Capital US Equity ETF		Bushido Capital US SMID Cap Equity ETF
	Year ended July 31, 2025	Period ended July 31, 2024(a)	Period ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$4,214,449	$3,513,291	$202,029
Net realized gain (loss)	62,049,797	91,679,213	11,106,009
Net change in unrealized appreciation (depreciation)	(29,216,844)	26,370,184	22,169,988
Net increase (decrease) in net assets from operations	37,047,402	121,562,688	33,478,026

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,421,067)	(1,288,222)	(19,337)
Total distributions to shareholders	(6,421,067)	(1,288,222)	(19,337)

CAPITAL TRANSACTIONS:
Shares sold	406,684,146	623,301,924	92,957,107
Shares redeemed	(363,451,653)	(386,541,428)	(21,493,440)
Net increase (decrease) in net assets from capital transactions	43,232,493	236,760,496	71,463,667

NET INCREASE (DECREASE) IN NET ASSETS	73,858,828	357,034,962	104,922,356

NET ASSETS:
Beginning of the period	357,034,962	—	—
End of the period	$430,893,790	$357,034,962	$104,922,356

SHARES TRANSACTIONS
Shares sold	12,900,000	26,635,000	4,885,000
Shares redeemed	(11,500,000)	(14,680,000)	(850,000)
Total increase (decrease) in shares outstanding	1,400,000	11,955,000	4,035,000

(a)	Inception date of the Fund was September 13, 2023.
(b)	Inception date of the Fund was May 14, 2025.
The accompanying notes are an integral part of these financial statements.

BUSHIDO ETFs
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Bushido Capital US Equity ETF
7/31/2025	$29.86	0.33	2.57	2.90	(0.50)	(0.50)	$32.26	9.78%	$430,894	0.71%	1.05%	125%
7/31/2024(h)	$25.00	0.31	4.67	4.98	(0.12)	(0.12)	$29.86	19.99%	$357,035	0.71%	1.32%	152%
Bushido Capital US SMID Cap Equity ETF
7/31/2025(i)	$24.99	0.05	0.97	1.02	(0.01)	(0.01)	$26.00	4.09%	$104,922	0.67%	0.97%	29%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Inception date of the Fund was September 13, 2023.
(i)	Inception date of the Fund was May 14, 2025.

The accompanying notes are an integral part of these financial statements.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025

NOTE 1 – ORGANIZATION

Bushido Capital US Equity ETF (“SMRI”) and Bushido Capital US SMID Cap Equity ETF (“RNIN”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). SMRI is considered diversified and RNIN is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
SMRI	September 13, 2023	10,000	The Nasdaq Stock Market LLC
RNIN	May 14, 2025	10,000	The Nasdaq Stock Market LLC
The investment objective for each Fund is to:

Fund	Investment Objective
SMRI	seeks to provide long-term capital appreciation
RNIN	seeks to provide long-term capital appreciation

As part of RNIN’s commencement of operations on May 14, 2025, RNIN received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $85,331,345 of securities which were recorded at their current value to align RNIN’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, RNIN elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of May 14, 2025, was $55,532,546, resulting in net unrealized appreciation on investments of $29,798,799 as of that date. As a result of the in-kind contribution, RNIN issued 3,415,000 shares at a $24.99 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Funds is July 31, 2025, and the period covered by these Notes to Financial Statements are from August 1, 2024 to July 31, 2025 for SMRI and from May 14, 2025 to July 31, 2025 for RNIN (the “current fiscal period”).

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
SMRI
Assets
Common Stocks	$430,774,881	$—	$—	$430,774,881
Money Market Funds	274,662	—	—	274,662
Total Investments in Securities	$431,049,543	$—	$—	$431,049,543

RNIN
Assets
Exchange Traded Funds	$60,616,117	$—	$—	$60,616,117
Common Stocks	43,941,215	—	—	43,941,215
Real Estate Investment Trusts	53,929	—	—	53,929
Money Market Funds	333,774	—	—	333,774
Total Investments in Securities	$104,945,035	$—	$—	$104,945,035

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
SMRI	$(82,675,510)	$82,675,510
RNIN	(11,333,435)	11,333,435

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

SMRI	0.71%
RNIN	0.67%

Sepio Capital, L.P. (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Funds did not have any securities on loan.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable Funds during the current fiscal period were as follows:

SMRI	$37
RNIN	—

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
SMRI	$635,928,982	$501,443,678
RNIN	22,952,720	21,904,647

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
SMRI	$269,961,691	$362,767,919
RNIN	36,098,523	21,343,844
There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period, for each Fund were as follows:

	SMRI	RNIN
Tax cost of Investments	$439,716,009	$82,851,721
Gross tax unrealized appreciation	30,485,187	22,979,066
Gross tax unrealized depreciation	(39,151,653)	(885,752)
Net tax unrealized appreciation (depreciation)	$(8,666,466)	$22,093,314
Undistributed ordinary income	809,814	182,692
Undistributed long-term gain	—	—
Total distributable earnings	809,814	182,692
Other accumulated gain (loss)	(20,986,495)	(150,752)
Total accumulated gain (loss)	$(28,843,147)	$22,125,254

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the current fiscal period, there were no post-October late year losses and post-October capital losses.

For the current fiscal period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
SMRI	$(18,432,230)	$(2,554,265)
RNIN	(150,752)	—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal period ended July 31, 2024 were as follows:

	Current Fiscal Period	Fiscal Period Ended July 31, 2024
	Ordinary Income	Ordinary Income
SMRI(a)	$6,421,067	$1,288,222
RNIN(b)	19,337	N/A
(a) Inception date of the Fund was September 13, 2023.
(b) Inception date of the Fund was May 14, 2025.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Bushido Capital ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Bushido Capital US Equity ETF and Bushido Capital US SMID Cap Equity ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments as of July 31, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2025, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Bushido Capital US Equity ETF	For the year ended July 31, 2025	For the year ended July 31, 2025 and for the period September 13, 2023 (commencement of operations) to July 31, 2024	For the year ended July 31, 2025 and for the period September 13, 2023 (commencement of operations) to July 31, 2024
Bushido Capital US SMID Cap Equity ETF	For the period May 14, 2025 (commencement of operations) to July 31, 2025	For the period May 14, 2025 (commencement of operations) to July 31, 2025	For the period May 14, 2025 (commencement of operations) to July 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 23 , 2025

BUSHIDO ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

SMRI	100.00%
RNIN	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period were as follows:

SMRI	100.00%
RNIN	46.24%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the current fiscal period were as follows:

SMRI	0.00%
RNIN	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Bushido Capital US Equity ETF (SMRI)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on March 6-7, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Bushido Capital US Equity ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement between the Adviser and Sepio Capital, LP (the “Sub-Adviser”), each for an additional annual term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board considered the third-party peer group analysis comparing the Fund’s performance to the performance of other ETFs that the third-party deemed to be comparable to the Fund. It was determined that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that, for the 1-year and since-inception periods ended December 31, 2024, the Fund outperformed the average of its peer group. The Board further noted that, because the Fund had been operational for fewer than three years, its since inception returns cover a relatively short period which may not reflect a sufficient variety of market conditions or market cycles by which to effectively judge longer-term performance.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the third-party peer group analysis that included a comparison of the Fund’s advisory fee and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its peer group, as shown in the third-party report. The Board noted that the Fund’s management fee and net expense ratio were significantly above the average for its peer group. The Board also considered that the Fund was initially seeded with assets from the Sub-Adviser’s separately managed accounts (“SMAs”), and the Sub-Adviser believed the fee enabled the Fund to be attractive to its clients relative to the costs of the SMAs. The Board further considered that, in the Adviser’s experience, the Fund’s management fee and expense ratio are within the range charged by actively managed U.S. equity funds, but towards the higher end of that range. It was noted by the Board that they will monitor performance over the coming years to determine whether the Fund’s returns merit the premium in fees. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser does not manage other accounts with a similar strategy.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund for an additional annual period. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Bushido Capital US SMID Cap Equity ETF (RNIN)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on March 6-7, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Bushido Capital US SMID Cap Equity ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the

“Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Sepio Capital, LP (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board also compared the Fund’s management fee and net total expense ratio to those of a peer group of ETFs, as determined by an independent consultant to the Trust. The Board noted that the Fund’s proposed management fee and net expense ratio are above the average of its peer group. The Board considered that the Adviser believes the Fund’s fees are supported by holding more concentrated exposure in fewer holdings than most of the funds in the peer group. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.

Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 26, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 26, 2025